Parent Company Only condensed Financial Information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (14,939)	$ (9,381)	$ 1,634
Net cash used in investing activities	(8,120)	(5,266)	(7,366)
Net cash generated from financing activities	31,861	10,205	135
Net (decrease) increase in cash	9,450	(4,177)	(5,631)
Cash and cash equivalents at beginning of year	3,610	7,787	13,418
Cash and cash equivalents at end of year	13,060	3,610	7,787
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	4,118	5	156
Net cash used in investing activities	(17,117)		(3,466)
Net cash generated from financing activities	12,986
Net (decrease) increase in cash	(13)	5	(3,310)
Cash and cash equivalents at beginning of year	15	10	3,320
Cash and cash equivalents at end of year	$ 2	$ 15	$ 10